Financial Risk Management and Fair Value of Financial Instruments - Tabular Disclosure Of Carrying Amount Of Financial Instrument (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Level 3 of fair value hierarchy [member]
Disclosure Of Carrying Amount Of Financial Instrument [Line Items]
Value Of Preferred Shares And Other Financial Instruments For Redemption	¥ 11,181,388
Gross carrying amount [member]
Disclosure Of Carrying Amount Of Financial Instrument [Line Items]
Value Of Preferred Shares And Other Financial Instruments For Redemption	8,181,722
Fair Value [Member]
Disclosure Of Carrying Amount Of Financial Instrument [Line Items]
Value Of Preferred Shares And Other Financial Instruments For Redemption	¥ 11,181,388